Shareholder Report, Line Graph (Details) 191994_Carillon Chartwell Real Income Fund_Class I_TSR Annual {Class I} - USD ($)											12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2025
Class I
Account Value [Line Items]
Accumulated Value	$ 14,311	$ 13,350	$ 12,388	$ 13,786	$ 12,843	$ 12,292	$ 11,207	$ 11,299	$ 10,873	$ 10,000	$ 16,204
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. Aggregate Bond Index
Accumulated Value	11,369	11,229	10,641	12,232	12,424	11,556	10,630	10,628	10,265	10,000	$ 12,199
Bloomberg U.S. TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name											Bloomberg U.S. TIPS Index
Accumulated Value	$ 12,663	$ 12,435	$ 11,968	$ 13,577	$ 12,813	$ 11,544	$ 10,647	$ 10,783	$ 10,468	$ 10,000	$ 13,550